Schedule of incentive plan (Details) Integer in Thousands, $ / shares in Thousands	12 Months Ended
	Jun. 30, 2023 Integer $ / shares	Jun. 30, 2022 Integer $ / shares
Notes and other explanatory information [abstract]
Outstanding, shares | Integer	279	460
Outstanding, weighted average grant date fair value | $ / shares	$ 471	$ 1,186
Outstanding, weighted average grant date fair value | Integer	912	706
Granted, weighted average grant date fair value | $ / shares	$ 303	$ 1,838
Vested, shares | Integer	(356)	(755)
Vested, weighted average grant date fair value | $ / shares	$ (123)	$ (1,877)
Forfeit, shares | Integer	(178)	(132)
Forfeit, weighted average grant date fair value | $ / shares	$ (320)	$ (676)
Outstanding, shares | Integer	657	279
Outstanding, weighted average grant date fair value | $ / shares	$ 331	$ 471